OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

November 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-14 for Oppenheimer Main Street Fund/VA; Proxy Materials for Oppenheimer Equity Income Fund/VA, both a series of Oppenheimer Variable Account Funds

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Main Street Fund/VA (the "Registrant"), a series of Oppenheimer Variable Account Funds, an open-end investment company. The Registration Statement will register shares of the Registrant to be issued in the reorganization (“merger”) of that open-end investment company with Oppenheimer Equity Income Fund/VA (“Equity Income/VA”), also a series of Oppenheimer Variable Account Funds. The Registrant and Equity Income/VA have the same investment adviser (OFI Global Asset Management, Inc.) and sub-adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on such date as will be specifically stated on an amendment to the Registration Statement to be filed by the Registrant, or on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine. The mailing of the Combined Prospectus and Proxy Statement to Equity Income/VA shareholders is expected to commence as soon as possible thereafter.

In accordance with the general instructions to Form N-14, the Proxy Statement which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.
Vice President & Senior Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Thank you for your assistance.

Very truly yours,

/s/ Adrienne Ruffle

--------------------------------

Adrienne Ruffle

Associate Counsel

Tel.: 212.323.5231

Fax: 212.323.4070

aruffle@ofiglobal.com

cc: KPMG LLP

Ropes & Gray LLP

Gloria LaFond

Taylor V. Edwards